DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Accumulated fair value hedge adjustment	£ (1,449)	£ (548)
Fixed rate insurance liability	(221)	(270)
Fixed rate bonds and mortgages	(1,228)	(278)
Fair value assets £m	3,857	5,511
Fair value liabilities £m	5,891	4,643
Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Hedged cash flows will no longer occur £m	0	3
1 year or over original maturity
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Fair value assets £m	2,931	4,861
Fair value liabilities £m	£ 4,479	£ 4,031